COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2011, were as follows:

(millions) Year	Commitments
2012	$53.0
2013	42.1
2014	26.0
2015	15.3
2016	7.8
Thereafter	13.8

Total	$158.0

Expense Incurred for Leases

The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions) Year	Expense
2011	$80.8
2010	96.7
2009	109.0